SASCO 2006-S2

Credit Risk Management Report

December 2006

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security. The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.


Table of Contents

Section One             Executive Summary

Section Two             Loan-Level Report

Section Three           180-Day Delinquent Loans Report

Section Three           Prepayment Penalty Analysis

Section Four            Loss Report

Section Five            Analytics

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Section One

Executive Summary

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2
Executive Summary
December 2006


Transaction Summary

Closing Date:                   05/26/2006
Depositor:                      Structured Asset Securities Corporation
Trustee(s):                     CitiBank
Servicer(s):                    Aurora Loan Services
Delinquency Reporting Method:   OTS1

Collateral Summary
                        Closing Date    12/25/2006      12/25/2006 Balance as a
                                                        Percentage of Closing
                                                        Date

Collateral Balance      $657,614,218    $531,494,502    80.82 %

Loan Count              13,391          11,109          82.96 %

1 OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
2 These figures are based upon information provided to Clayton Fixed Income Services Inc. by the servicers on a monthly basis.


Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Collateral Statistics

                                Loan Count      Summed Balance
First Payment Defaults          16              $1,174,587
Early Payment Defaults*         83              $6,124,367

* A default that occurs on the second or third scheduled payment.

Total Outstanding Second Lien Loans     11,270          $540,384,343
30+ Days Delinquent                     164             $10,124,337
60+ Days Delinquent                     77              $4,802,042
90+ Days Delinquent                     221             $15,147,372
Foreclosure                             5               $509,003

Prepayments

Remittance      Beginning Collateral    Total Prepayments       Percentage of
Date            Balance                                         Prepayment

12/25/2006      $548,607,300            $16,872,777             3.07
11/25/2006      $566,429,885            $17,215,660             3.03
10/25/2006      $585,206,137            $18,526,643             3.16


Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.


Total Cash Flows

Remittance      Amount Remitted         Amount Remitted         Difference
Date            to the Trust            by the Servicers

12/25/2006      $1,921                  $1,921                  $0

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Loss Analysis

Loss Discrepancy

Clayton asked the trustee to explain why the current realized losses are not being reported each month but are being added to the cumulative realized loss total. We are awaiting a response.

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Remittance      Losses Remitted         Number of Loan-Level
                to the Trust            Losses/Gains

12/25/2006      $14,411                 504


Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Section Two

Loan-Level Report

Copyright 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

FICO : Represents the borrower's credit score at the time of securitization/origination.

Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that experience if it liquidates on the Liquidation Date.

Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
C: The contractually due payment arrived on time.
3: The contractually due payment had not arrived within thirty days.
6: The contractually due payment had not arrived within sixty days.
9: The contractually due payment had not arrived within ninety days.
F: The property is in the process of foreclosure.
R: The property is real estate owned (REO).
0: The mortgage has either liquidated or been paid off.

Delinquency Method: The delinquencies for this security are calculated according to the OTS method: a current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$0 8242002 SC
756
2/1/2006
8/1/2006
Int. Est. 14.26%
0.00% 0.00%
2/1/2008 CCC0000
Monitor
$366,000
$284,626
$52,198
$0 3/31/2006
Default Reason: (Unknown)
$278,392
97.80%
1/2/2007 This loan was liquidated out of current status in the 9/25/2006 remittance and passed a loss in the amount of $40 in the 12/25/2006 remittance. Clayton asked the servicer to explain why a loss passed for this loan when it liquidated out of current status. We are awaiting a response.
$40,883 8242244 NH
689
1/1/2006
4/1/2006
BPO 10.00%
12.98% 99.71%
6/1/2007 C369999
Monitor
$410,000
$314,900
$41,000
$40,883 8/28/2006
Default Reason: (Unknown)
$346,394
122.98%
1/3/2007 According to a comment in the servicer's system on 12/7/2006, this loan has been approved for charge off because there is insufficient equity to pursue foreclosure from the junior lien position. Clayton is still awaiting documentation from the servicer to reconcile the value decline of the property securing this loan.
11/30/2006 Clayton is awaiting documentation from the servicer to reconcile the value decline of the property securing this loan.
10/16/2006 According to the servicer's response the BPO dated 8/28/2006 valuing the property at $314,900 is in line with comparable properties and listings. Clayton asked the servicer for a copy of the original appraisal and BPO dated 8/28/2006. We are awaiting a response.
9/27/2006 According to the most recent valuation, the property securing this junior lien is valued at $314,900, a $95,100 or 23 percent decline in nine months. The property is located in an area which incurred severe storms, tornadoes, straight line winds, and flooding from 6/21/2006 to 6/23/2006. Clayton asked the servicer if the value decline is a result of damage caused by the severe storms and if not if the servicer can please explain the value decline. We are awaiting a response.
$37,168 8242359 IL
580
2/1/2006
4/1/2006
BPO 20.00%
20.93% 99.91%
3/1/2008 C369999
Monitor - BK
$186,000
$177,500
$37,200
$37,168 8/9/2006
Default Reason: (Unknown)
$165,516
114.18%
1/3/2007 Clayton will continue to monitor this loan to ensure the Chapter 13 bankruptcy plan is confirmed and post-petition payments are received from the borrower.
11/30/2006 The borrower's Chapter 13 bankruptcy plan was confirmed and an initial payment of $1,691 will be made. Subsequently, no payments will be made by the borrower during the first six months of the plan. Payments are scheduled to resume in the amount of $110 from the seventh month and the loan will be cured by month 22. Considering it appears there will be cash flow for this loan, Clayton recommends this loan remain active in the security.
11/1/2006 This loan was added to the Watchlist because the borrower filed for Chapter 13 bankruptcy protection on 8/25/2006. Clayton will continue to monitor this loan through the bankruptcy process.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: November 30, 2006 Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved. Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$0 8242398 AZ
786
12/1/2005
6/1/2006
Int. Est. 19.38%
0.00% 0.00%
11/1/2007 CC00000
Monitor
$325,000
$256,248
$63,000
$0 3/31/2006
Default Reason: (Unknown)
$252,000
98.34%
1/3/2007 Clayton is still awaiting a response from the servicer regarding the prepayment penalty issue.
11/30/2006 Clayton is awaiting a response from the servicer regarding the prepayment penalty issue.
9/29/2006 This junior lien was paid in full out of current status in the 8/25/2006 remittance with an active prepayment penalty flag, but a penalty was not remitted. Clayton checked the state statutes and could not find a reason why this penalty would be prohibited. Clayton asked the servicer to explain why a penalty was not remitted. We are awaiting a response.
$87,901 8242842 MI
680
2/1/2006
5/1/2006
BPO 20.00%
25.85% 99.88%
2/1/2008 CC369F9
Monitor
$440,000
$340,000
$88,000
$87,901 11/28/2006
Default Reason: (Unknown)
$375,536
136.30%
1/3/2007 According to a comment in the servicer's system, the senior lien holder foreclosed on the property; therefore this junior lien is unsecured. Clayton will continue to monitor this loan to ensure it is charged off in a timely manner.
11/30/2006 According to the servicer's system, this junior lien has a foreclosure sale date of 12/7/2006. There are also comments indicating the senior lien holder already foreclosed and the property is currently in redemption status. Additionally, the latest valuation indicates there is insufficient equity to pursue foreclosure from the second lien position. The servicer is currently researching the status of this loan and it appears the foreclosure sale will be cancelled and the loan will be charged off.
$199,716 8243378 VA
634
2/1/2006
3/1/2006
BPO 19.98%
24.50% 99.95%
8/1/2007 3699999
Monitor - BK
$1,000,000
$815,000
$199,800
$199,716 7/14/2006
Default Reason: (Unknown)
$799,200
122.56%
1/3/2007 The borrower filed for Chapter 7 bankruptcy protection on 9/9/2006. According to a comment in the servicer's system on 1/3/2007, the bankruptcy was discharged on 12/28/2006. Clayton will continue to monitor this loan to ensure it is charged off in a timely manner.
11/30/2006 The servicer received a subsequent valuation on 7/27/2006 valuing the property securing this loan at $925,000. At this valuation, the servicer calculated a negative equity position and has coded this loan for charge off. Clayton will continue to monitor this loan for liquidation.
10/3/2006 According to a third party website, the estimated value for the property securing this loan is higher than the most recent BPO (based on comparables). Clayton will continue to monitor the property valuations for this loan.
9/1/2006 According to the most recent valuation, this property is valued at $815,000, a $185,000 or 19 percent decline in seven months. According to a third party resource the average property value of this area is $822,774 and the subject property is not superior to others in the area. Clayton will continue to research this value decline.
6/29/2006 This loan has been added to the Watchlist because it is an early payment default.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: November 30, 2006 Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved. Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$0 8243620 SC
774
2/1/2006
8/1/2006
Int. Est. 13.81%
0.00% 0.00%
2/1/2008 CCC0000
Monitor
$190,000
$147,757
$26,250
$0 3/31/2006
Default Reason: (Unknown)
$140,000
94.75%
1/2/2007 This loan was liquidated out of current status in the 9/25/2006 remittance and passed a loss in the amount of $263 in the 12/25/2006 remittance. Clayton asked the servicer to explain why a loss passed for this loan when it liquidated out of current status. We are awaiting a response.
$43,870 8243707 CA
701
2/1/2006
3/1/2006
BPO 14.98%
13.66% 67.60%
10/1/2007 36999F9
Monitor - BK
$433,000
$474,500
$64,891
$64,841 8/3/2006
Default Reason: (Unknown)
$366,755
90.95%
1/3/2007 According to a comment in the servicer's system on 12/7/2006 this loan is on hold because the borrower filed for Chapter 13 bankruptcy protection. Clayton will continue to monitor this loan for post-petition payments. 11/30/2006 According to the servicer's system, it is currently monitoring the senior lien holder's foreclosure process for excess proceeds from a foreclosure sale.
11/29/2006 There appears to be marginal equity available for this lien. Clayton does not object to the servicer monitoring the senior lien holder's foreclosure sale.
11/2/2006 The borrower for this loan is now over 180-days delinquent. Clayton estimates that there is marginal equity available to pursue foreclosure from the junior lien position. Clayton will continue to monitor the servicer's action on this loan.
9/1/2006 The borrower for this loan is now 90-days delinquent. Clayton estimates that there sufficient equity to pursue foreclosure from the junior lien position. Clayton will continue to monitor the servicer's action on this loan. 6/29/2006 This loan has been added to the Watchlist because it is an early payment default.
$53,870 8243821 AZ
738
2/1/2006
5/1/2006
BPO 19.54%
19.58% 99.85%
4/1/2008 CC36999
Monitor - BK
$276,000
$275,000
$53,950
$53,870 9/20/2006
Default Reason: (Unknown)
$275,500
119.77%
1/3/2007 According to a comment in the servicer's system on 12/26/2006, the bankruptcy was discharged. Clayton will continue to monitor this loan to ensure it is charged off in a timely manner because there does not appear to be sufficient equity to pursue foreclosure from the junior lien position. 11/30/2006 The servicer calculated a negative equity position for this loan and will not file a motion for relief. The servicer is monitoring for discharge of the borrower's bankruptcy.
11/1/2006 This loan was added to the Watchlist because the borrower filed for Chapter 7 bankruptcy protection on 9/5/2006. Clayton will continue to monitor this loan through the bankruptcy process.
$0 8244471 SC
683
4/1/2006
8/1/2006
Int. Est. 15.87%
0.00% 0.00%
2/1/2008 CCC0000
Monitor
$65,000
$49,400
$10,320
$0 3/31/2006
Default Reason: (Unknown)
$50,955
103.14%
1/2/2007 This loan was liquidated out of current status in the 9/25/2006 remittance and passed a loss in the amount of $103 in the 12/25/2006 remittance. Clayton asked the servicer to explain why a loss passed for this loan when it liquidated out of current status. We are awaiting a response.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: November 30, 2006 Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved. Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$0 8245091 SC
696
3/1/2006
8/1/2006
Int. Est. 13.42%
0.00% 0.00%
2/1/2008 CCCC000
Monitor
$525,000
$399,000
$70,500
$0 3/31/2006
Default Reason: (Unknown)
$367,500
92.10%
1/2/2007 This loan was liquidated out of current status in the 9/25/2006 remittance and passed a loss in the amount of $705 in the 12/25/2006 remittance. Clayton asked the servicer to explain why a loss passed for this loan when it liquidated out of current status. We are awaiting a response.
$16,526 8245939 TN
701
3/1/2006
3/1/2006
BPO 19.24%
17.76% 45.93%
4/1/2007 36C9999
Monitor
$187,000
$202,500
$35,980
$35,968 9/4/2006
Default Reason: (Unknown)
$143,920
88.83%
1/3/2007 According to a comment in the servicer's system on 12/1/2006 the borrower made a payment in the amount of $2,990. Clayton will continue to monitor this loan to ensure the payment is passed to the trust in the 1/25/2007 distribution.
11/30/2006 The servicer calculated a positive equity position and assigned this loan to be reviewed for foreclosure. Considering there appears to be equity available to pursue foreclosure, Clayton does not object to this decision. 11/2/2006 The borrower for this loan is now over 180-days delinquent. Clayton estimates that there is marginal equity available to pursue foreclosure from the junior lien position. Clayton will continue to monitor the servicer's action on this loan.
9/27/2006 The borrower for this loan is now over 150 days delinquent. Clayton estimates that there is sufficient equity available to pursue foreclosure from the junior lien position. Clayton will continue to monitor the servicer's action on this loan.
8/31/2006 Clayton will remove this loan from the Watchlist because it is current.
6/29/2006 This loan has been added to the Watchlist because it is a second payment default.
$0 8248055 IL
725
4/1/2006
4/1/2006
BPO 25.00%
40.46% 0.00%
3/1/2008 C369999
Monitor
$850,000
$525,000
$212,500
$212,457 8/9/2006
Default Reason: (Unknown)
$1
40.46%
12/11/2006 Clayton asked the servicer to provide a copy of the original appraisal, valuing the property securing this loan at $850,000 and BPO dated 8/9/2006, valuing the property at $525,000. We are awaiting a response. 11/30/2006 The servicer is attempting to obtain senior lien information to determine the appropriate loss mitigation strategy. Additionally, we are awaiting a response from the servicer regarding the value decline of the property.
10/3/2006 According to a third party website, the value of the property securing this loan is higher than the most recent BPO (based on comparable homes). Clayton will continue to monitor the value decline and will await a response from the servicer regarding the value decline.
9/27/2006 According to the most recent valuation, the property securing this junior lien is valued at $525,000, a $325,000 or 38 percent decline in six months. Clayton asked the servicer to please explain the value decline. We are awaiting a response.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: November 30, 2006
2007 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$0 8248450 SC
667
5/1/2006
7/1/2006
Int. Est. 7.73%
0.00% 0.00%
1/1/2008 CC00000
Monitor
$190,000
$144,400
$14,700
$0 3/31/2006
Default Reason: (Unknown)
$117,400
81.30%
1/2/2007 This loan was liquidated out of current status in the 8/25/2006 remittance and passed a loss in the amount of $1,174 in the 12/25/2006 remittance. Clayton asked the servicer to explain why a loss passed for this loan when it liquidated out of current status. We are awaiting a response.
$0 8248818 SC
698
4/1/2006
6/1/2006
Int. Est. 14.96%
0.00% 0.00%
12/1/2007 CCC0000
Monitor
$187,500
$142,500
$28,050
$0 3/31/2006
Default Reason: (Unknown)
$1
0.00%
1/2/2007 This loan was liquidated out of current status in the 9/25/2006 remittance and passed a loss in the amount of $1,496 in the 12/25/2006 remittance. Clayton asked the servicer to explain why a loss passed for this loan when it liquidated out of current status. We are awaiting a response. $165,951 8249027 CA
726
5/1/2006
5/1/2006
BPO 20.00%
20.74% 99.97%
8/1/2007 CC36999
Monitor
$830,000
$800,000
$166,000
$165,951 11/27/2006
Default Reason: (Unknown)
$664,000
103.74%
1/3/2007 According to a comment in the servicer's system on 1/2/2007, the servicer is initiating foreclosure. There does not appear to be sufficient equity to pursue foreclosure from the junior lien postition; therefore, Clayton asked the servicer for the equity analysis used to pursue foreclosure from the junior lien position.
11/1/2006 This loan was added to the Watchlist because it is an early payment default and the loan has a high balance. Clayton will continue to monitor this loan for borrower payments.
$278,670 8249093 CA
654
5/1/2006
6/1/2006
BPO 20.00%
24.23% 99.91%
9/1/2007 CC36999
Monitor
$1,394,233
$1,150,000
$278,900
$278,670 12/1/2006
Default Reason: (Unknown)
$975,814
109.08%
1/3/2007 According to a comment in the servicer's system on 12/14/2006, the servicer is working with the borrower on a forbearance plan; however, the borrower has not sent back the agreement. Clayton will continue to monitor this loan for the servicer's loss mitigation strategy.
11/30/2006 According to the servicer's system, a payment in the amount of $2,900 was received. Clayton will monitor to ensure the funds are applied to this loan. 11/1/2006 This loan was added to the Watchlist because it is a early payment default and the loan has a high balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: November 30, 2006 Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved. Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$62,475 8249849 VA
660
5/1/2006
5/1/2006
BPO 19.83%
19.68% 88.74%
5/1/2007 CC36999
Monitor
$355,000
$357,500
$70,400
$70,383 11/23/2006
Default Reason: (Unknown)
$281,600
98.45%
1/3/2007 According to a comment in the servicer's system on 12/14/2006, the servicer received a notice of foreclosure on 12/6/2006. Clayton will continue to monitor this loan to ensure the servicer follows-up on the foreclosure sale. 11/30/2006 The borrower's Chapter 7 bankruptcy was discharged on 11/7/2006. The servicer has resumed loss mitigation efforts.
11/1/2006 This loan was added to the Watchlist because the borrower filed for Chapter 7 bankruptcy protection on 7/17/2006. Clayton will continue to monitor this loan through the bankruptcy process.
$135,422 8249972 HI
663
5/1/2006
5/1/2006
BPO 19.99%
19.98% 99.97%
8/1/2007 CC36999
Monitor
$677,500
$677,500
$135,450
$135,422 11/23/2006
Default Reason: (Unknown)
$766,814
133.17%
1/3/2007 According to a comment in the servicer's system on 12/22/2006, the servicer is working with the borrower on a forbearance plan; however, the borrower has not sent back the agreement. Clayton will continue to monitor this loan for the servicer's loss mitigation strategy.
11/1/2006 This loan was added to the Watchlist because it is a early payment default and the loan has a high balance. Clayton will continue to monitor this loan for borrower payments.
$88,136 8250469 NY
705
1/1/2006
3/1/2006
BPO 14.23%
15.59% 60.36%
2/1/2008 96999FF
Monitor
$1,026,000
$935,000
$146,000
$145,788 8/7/2006
Default Reason: (Unknown)
$708,316
91.34%
1/3/2007 According to a comment in the servicer's system on 12/20/2006, the senior lien sevicer is pursuing foreclosure and named the second lien servicer as a party in the action. Clayton will continue to monitor this loan to ensure it is charged off as soon as it becomes unsecured.
11/30/2006 Comments in the servicer's system indicate that senior lien information was obtained and the borrower is current on payments. Considering this, foreclosure appears to be appropriate at this time.
11/29/2006 According to a third party website, the property value at origination appears to be in line with comparable properties. Clayton will continue to monitor this loan to ensure it is charged off when the loan becomes unsecured. 9/27/2006 According to a BPO dated 8/7/2006, which valued the property securing this junior lien at $935,000, the property value has declined by $91,000 or nine percent, since origination. Clayton will continue to monitor the value decline on this property because this loan was originated with no documentation and was a second payment default.
8/31/2006 The LIPD on this loan has not advanced since the 6/1/2006 payment. Clayton will continue to monitor this loan because it is an early payment default.
8/2/2006 The LIPD on this loan advanced on the 6/1/2006 payment date.
6/29/2006 This loan has been added to the Watchlist because it is a second payment default. Additionally, a valuation performed on 4/30/2006 indicates that the property value has declined $146,000, or 14 percent. The loan was originated as a rate/term refinance on a two-unit property with no documentation.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: November 30, 2006 Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved. Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$34,467 8250679 GA
674
1/1/2006
3/1/2006
BPO 15.00%
26.51% 99.90%
4/1/2007 3699999
Monitor
$230,000
$130,000
$34,500
$34,467 8/24/2006
Default Reason: (Unknown)
$204,620
183.91%
1/3/2007 Clayton is still awaiting copies of the original appraisal and most recent BPO dated 8/24/2006. According to a comment in the servicer's system the servicer intends to charge off this loan in the 1/25/2007 distribution. Clayton will continue to monitor this loan to ensure it is charge off in the 1/25/2007 distribution.
11/29/2006 According to a comment in the servicer's system on 11/27/2006, the servicer intends to charge off this loan because there is insufficient equity to pursue foreclosure. Clayton asked the servicer again for a copy of the original appraisal and most recent BPO. We are awaiting a response.
8/31/2006 Clayton is still awaiting a copy of original appraisal and most recent BPO to review this loan as a possible repurchase candidate.
8/1/2006 This loan has been added to the Watchlist because it is an early payment default. Additionally, this loan was originated using no documentation on an investment property. Based on the most recent valuation the property has declined in value by $120,000 or 52 percent. Third party sources indicate that the BPO is accurate. Clayton has requested a copy of the original appraisal and most recent BPO to review this loan for fraud.
$72,975 8252040 MO
747
4/1/2006
4/1/2006
BPO 19.37%
25.39% 99.96%
5/1/2007 C369999
Monitor
$376,700
$287,400
$73,000
$72,975 8/3/2006
Default Reason: (Unknown)
$303,378
130.95%
1/3/2007 According to a comment in the servicer's system on 12/7/2006, this loan has been approved for charge off and expected to be charged off on 1/4/2007. Clayton will continue to monitor this loan to ensure it is charged in the 2/25/2007 distribution.
11/30/2006 According to the servicer's system, this loan is set be charged off in December 2006. Clayton will continue to monitor this loan to ensure it is charged off.
9/28/2006 According to a BPO dated 8/3/2006, which valued the property securing this junior lien at $287,400, the property value has declined by $89,300 since origination. Clayton will continue to monitor the value decline on this property because this loan is an early payment default and was originated with no documentation.
$91,104 8254288 PA
645
6/1/2006
5/1/2006
BPO 22.77%
22.06% 74.06%
1/1/2008 CC36999
Monitor
$540,000
$557,500
$123,000
$123,000 11/27/2006
Default Reason: (Unknown)
$417,000
96.86%
1/3/2007 According to a comment in the servicer's system on 12/22/2006, the servicer is working with the borrower on a forbearance plan; however, the borrower has not sent back the agreement. Clayton will continue to monitor this loan for the servicer's loss mitigation strategy.
11/1/2006 This loan was added to the Watchlist because it is a first payment default and the loan has a high balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: November 30, 2006 Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved. Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$174,000 8254379 VA
801
6/1/2006
5/1/2006
(Unknown) 20.00%
1740000 0.00% 100.00%
5/1/2007 CC36999
Monitor
$870,000
$1
$174,000
$174,000 Unknown
Default Reason: (Unknown)
$696,000
87000000.00%
1/3/2007 According to a comment in the servicer's system on 12/22/2006, the servicer is working with the borrower on a forbearance plan; however, the borrower has not sent back the agreement. Clayton will continue to monitor this loan for the servicer's loss mitigation strategy.
11/1/2006 This loan was added to the Watchlist because it is a first payment default and the loan has a high balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: November 30, 2006

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Section Three

180-Day Delinquent Loans Report

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 180-Day Delinquencies

Trustee Remittance Date: December 25, 2006

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 180-Day Delinquencies

Intended Charge  Intended        Loans in  Loans with  Unspecified  Unspecified
-off/No Issue    Foreclosure/No  REO       Cash Flow   No Equity    With Equity
                 Issue
55.47%           16.82%          0.00%     13.73%      13.98%        0.00%

*The percentages are calculated based on the total outstanding balance for all 180-day delinquent loans.

Trustee Remittance Date: December 25, 2006

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Aggregate 180-day Delinquencies by Category

Intended Charge Intended     REO Loans with Unspecified Unspecified   Total
-off/No Issue   Foreclosure/     Cash Flow  No Equity   With Equity
                No Issue
$654,152        $2,157,755   $0  $534,248   $543,620    $0          $3,889,774

** As a result of rounding, the "unspecified" totals in this table may not exactly match those in the detailed 180 day report below.


Loan Number Next Due Date Property Value Senior Lien Junior Lien
                                         Balance     Balance
8245939     4/1/2006      $202,500       $143,920    $35,968

Comments

The servicer calculated a positive equity position and assigned this loan to be reviewed for foreclosure. Considering there appears to be equity available to pursue foreclosure, Clayton does not object to this decision.

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Section Four

Prepayment Penalty Analysis

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Prepayment Penalty Analysis
Trustee Remittance Date: December 25, 2006


Total Cash Flows

Trustee Remittance Date
                   12/25/2006 11/25/2006 10/25/2006 9/25/2006 8/25/2006

Amount Remitted
to the Trust         $1,921     $63      $525        $5,334     $3,193

Amount Remitted
by the Servicers     $1,921     $63     $525         $5,334     $3,193

Difference           $0         $0        $0         $0          $0


Total Collections by the Servicers

Total Paid-Off
Loans                314        330        323       203       392

Total Paid-Off
Loans with
Prepayment Flags     1          0          1         1          3

Exceptions

Expired Prepayment
Clauses (as stated
in the Note)         0          0         0         0           0

Liquidated out
of REO Status        0          0         0         0           0

Acceleration of
Debt                 0          0         0         0           0

Loss Mitigation
(Short Sales,
Charge Offs)         0          0         0         0           0

Documentation
Issues Preventing
the Collection of
Prepayment
Penalties            0          0         0         0           0

Other - Actions
Preventing the
Collection of
Prepayment
Penalties            0          0         0         0           0

Total Paid-Off
Loans with Active
Prepayment Flags     1          0          1         1          3


Other Exceptions

Paid-Off Loans that
Did Not Have
Penalties Collected
because of State
Statutes             0          0         0         0           0

Paid-Off Loans with
Active Prepayment
Flags that Did Not
Have Penalties
Remitted             0          0          0         0          1


Aggregate Paid-Off Loans

Loans with Active
Prepayment Flags
with Penalties
Remitted             1          0          1         1          2

Loans without
Prepayment Flags
or with Expired
Flags with Penalties
Remitted             0          1          0         0          0

Total Loans with
Penalties Remitted   1          0          0         0          0

Total Loans with
Penalties Remitted
to the Total
Paid-Off Loans       0.32%      0.30%      0.31%     0.49%     0.51%

Penalties Remitted
for loans with
Active Prepayment
Flags                100%       N/A        100%       100%     100%


Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Trustee Remittance Date: December 25, 2006
SASCO 2006-S2 Paid-Off Mortgages With Prepayment Flags

Loan   State Delinquency Origination EXP. Payoff  PPP      % of
Number       History     Date        Date Amount  Remitted Payoff
8245749 CA   CCCCCCC    8/22/2005 8/22/2007$37,262 $1,563   4%

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Outstanding Issues
Trustee Remittance Date: December 25, 2006

Loan   State Delinquency Origination EXP. Payoff  PPP      % of
Number       History     Date        Date Amount  Remitted Payoff
8242398 AZ   CC0000  10/27/2005 10/27/2006 $62,790 $0      0%

Comments
Awaiting servicer's response

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Section Five

Loss Report

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Historical Monthly Losses Losses Through: November 30, 2006

Date Loan   Loss Amount Loss Percentage
12/25/2006  $14,411     0.00%
11/25/2006  $0          0.00%
10/25/2006  $114        0.00%
9/25/2006   $0          0.00%
8/25/2006   $0          0.00%
7/25/2006   $0          0.00%
6/25/2006   $0          0.00%
Totals      $14,525     0.00%

*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Section Six

Analytics

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 FICO Distribution by Status
Mortgage Data Through: November 30, 2006
FICO    Delinquency     Percentage
550     Current         0
560     Current         0
560     Delinquent      0.004
570     Current         0
570     Paid Off        0
580     Current         0.002
580     Delinquent      0.017
580     Paid Off        0.001
590     Current         0.002
590     Delinquent      0.017
590     Paid Off        0
600     Current         0.003
600     Delinquent      0.006
600     Paid Off        0.003
610     Current         0.003
610     Delinquent      0.013
610     Paid Off        0.002
620     Current         0.014
620     Delinquent      0.041
620     Paid Off        0.01
630     Current         0.033
630     Delinquent      0.049
630     Paid Off        0.021
640     Current         0.044
640     Delinquent      0.073
640     Paid Off        0.041
650     Current         0.053
650     Delinquent      0.077
650     Paid Off        0.053
660     Current         0.07
660     Delinquent      0.073
660     Paid Off        0.061
670     Current         0.087
670     Delinquent      0.101
670     Paid Off        0.073
680     Current         0.077
680     Delinquent      0.094
680     Paid Off        0.086
690     Current         0.073
690     Delinquent      0.081
690     Paid Off        0.076
700     Current         0.067
700     Delinquent      0.066
700     Paid Off        0.068
710     Current         0.061
710     Delinquent      0.069
710     Paid Off        0.064
720     Current         0.059
720     Delinquent      0.049
720     Paid Off        0.061
730     Current         0.055
730     Delinquent      0.034
730     Paid Off        0.058
740     Current         0.049
740     Delinquent      0.021
740     Paid Off        0.052
750     Current         0.046
750     Delinquent      0.032
750     Paid Off        0.043
760     Current         0.04
760     Delinquent      0.015
760     Paid Off        0.047
770     Current         0.054
770     Delinquent      0.019
770     Paid Off        0.052
780     Current         0.044
780     Delinquent      0.019
780     Paid Off        0.047
790     Current         0.032
790     Delinquent      0.011
790     Paid Off        0.038
800     Current         0.019
800     Delinquent      0.015
800     Paid Off        0.029
810     Current         0.012
810     Delinquent      0.002
810     Paid Off        0.011
820     Current         0.002
820     Paid Off        0.002
830     Current         0
830     Paid Off        0
840     Current         0

Status          # of Loans      Average         Std. Deviation
Current         10,803          705             49.134
Delinquent      467             681             47.557
Paid Off        2,121           710             48.747
Total:          13,391

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Loan-to-Value Distribution by Status
Mortgage Data Through: November 30, 2006

LTV     Delinquency     Percentage
0       Current         0.004
0       Paid Off        0.004
0.1     Paid Off        0.345
0.1     Current         0.28
0.1     Delinquent      0.176
0.2     Current         0.686
0.2     Paid Off        0.619
0.2     Delinquent      0.794
0.3     Paid Off        0.03
0.3     Delinquent      0.028
0.3     Current         0.029
0.4     Paid Off        0.002
0.4     Delinquent      0.002
0.4     Current         0
0.5     Current         0

Status          # of Loans      Average         Std. Deviation
Current         10,803          0.941           0.07
Delinquent      467             0.963           0.048
Paid Off        2,121           0.916           0.084
Total:          13,391

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Balance Distribution by Status
Mortgage Data Through: November 30, 2006

Balance Delinquency     Percentage
0       Current         0.001
0       Delinquent      0.002
10000   Current         0.079
10000   Delinquent      0.015
20000   Current         0.151
20000   Delinquent      0.111
30000   Current         0.216
30000   Delinquent      0.12
40000   Current         0.16
40000   Delinquent      0.137
50000   Current         0.115
50000   Delinquent      0.109
60000   Current         0.082
60000   Delinquent      0.096
70000   Current         0.053
70000   Delinquent      0.088
80000   Current         0.037
80000   Delinquent      0.081
90000   Current         0.03
90000   Delinquent      0.049
100000  Current         0.022
100000  Delinquent      0.047
110000  Current         0.014
110000  Delinquent      0.036
120000  Current         0.012
120000  Delinquent      0.026
130000  Current         0.005
130000  Delinquent      0.019
140000  Current         0.005
140000  Delinquent      0.019
150000  Current         0.004
150000  Delinquent      0.011
160000  Current         0.002
160000  Delinquent      0.006
170000  Current         0.002
170000  Delinquent      0.006
180000  Current         0.002
190000  Current         0.002
200000  Current         0.002
200000  Delinquent      0.006
210000  Delinquent      0.002
220000  Current         0.001
220000  Delinquent      0.002
230000  Current         0
240000  Current         0.001
250000  Current         0
260000  Current         0
270000  Current         0
280000  Current         0
280000  Delinquent      0.002
290000  Current         0
290000  Delinquent      0.002
300000  Current         0
320000  Current         0
330000  Current         0
350000  Current         0
350000  Delinquent      0.004
360000  Current         0
370000  Current         0
390000  Current         0
400000  Current         0.001

Status          # of Loans      Average         Std. Deviation
Current         10,803          47,190.74       35,344.24
Delinquent      467             65,487.70       44,319.64
Total:          11,270

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Mortgage Term Distribution by Status
Mortgage Data Through: November 30, 2006

Mortgage Term   Delinquency     Percentage
0               Current         0
180             Current         0.614
180             Delinquent      0.653
180             Paid Off        0.643
240             Paid Off        0.003
240             Delinquent      0.002
240             Current         0.005
360             Current         0.381
360             Delinquent      0.345
360             Paid Off        0.354

# of Loans      Other   120     180     240     360
13,391          1       0       8,302   63      5025

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Mortgage Purpose Distribution
Mortgage Data Through: November 30, 2006


Origination Statistics


Purpose                 Number  Percentage
Cash-out refinance      1,330   9.9%
Purchase                11,659  87.1%
Rate/term refinance     402     3.0%
Home Improvement        0       0.0%
Other                   0       0.0%
Total                   13,391  100%

Current Loans

Purpose                 Number  Percentage
Cash-out refinance      1,080   10.0%
Purchase                9,390   86.9%
Rate/term refinance     333     3.1%
Home Improvement        0       0.0%
Other                   0       0.0%
Total                   10,803  100%



Delinquent Loans


Purpose                 Number  Percentage
Cash-out refinance      59      12.6%
Purchase                393     84.2%
Rate/term refinance     15      3.2%
Home Improvement        0       0.0%
Other                   0       0.0%
Total                   467     100%

Paid Off Loans

Purpose                 Number  Percentage
Cash-out refinance      191     9.0%
Purchase                1,876   88.4%
Rate/term refinance     54      2.5%
Home Improvement        0       0.0%
Other                   0       0.0%
Total                   2,121   100%

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Ownership Distribution by Status
Mortgage Data Through: November 30, 2006

Ownership Type  Delinquency     Percentage
Investment Home Current         0.4
Investment Home Delinquent      0.227
Investment Home Paid Off        0.44
Primary Home    Current         0.511
Primary Home    Delinquent      0.717
Primary Home    Paid Off        0.476
Second Home     Current         0.089
Second Home     Delinquent      0.056
Second Home     Paid Off        0.083

Title           # of Loans
Investment Home 5,359
Primary Home    6,864
Second Home     1,168
Total:          13,391

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Delinquent Balance Over Time
Mortgage Data Through: November 30, 2006

AsOfDate        30 Days      60 Days    90 Days         Foreclosure     REO
5/31/2006       719966.96    0          145930.05       0               0
6/30/2006       6510062.19   534310.13  0               0               0
7/31/2006       9083260.77   4576641.56 444812.14       0               0
8/31/2006       11294224.63  6540820.46 4438409.27      0               0
9/30/2006       7096307.28   5441937.84 9620953.57      0               0
10/31/2006      7865604.35   4240168.52 12167982.03     725175.52       0
11/30/2006      10124337.43  4802041.88 15147372.12     509002.97       0

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Delinquent Count Over Time
Mortgage Data Through: November 30, 2006

AsOfDate        30 Days 60 Days 90 Days Foreclosure     REO
5/31/2006       10      0       1       0               0
6/30/2006       102     6       0       0               0
7/31/2006       130     65      4       0               0
8/31/2006       179     91      60      0               0
9/30/2006       126     92      127     0               0
10/31/2006      129     63      175     8               0
11/30/2006      164     77      221     5               0

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Conditional Prepayment Rates
Mortgage Data Through: November 30, 2006

Date            Distribution Date  CPR     3-Month MA  6-Month MA  12-Month MA
11/30/2006      12/25/2006         31.30%  31.64%      31.85%
10/31/2006      11/25/2006         31.55%  31.98%
9/30/2006       10/25/2006         32.06%  32.59%
8/31/2006       9/25/2006          32.31%  32.06%
7/31/2006       8/25/2006          33.40%
6/30/2006       7/25/2006          30.44%
5/31/2006       6/25/2006          18.10%

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.